Cover	Aug. 12, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 18, 2021, Momentus Inc., a Delaware corporation (f/k/a Stable Road Acquisition Corp.) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 3.03, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 5.03 and 5.05 of Form 8-K. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Document Period End Date	Aug. 12, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39128
Entity Registrant Name	MOMENTUS INC.
Entity Central Index Key	0001781162
Entity Tax Identification Number	84-1905538
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3901 N. First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(650)
Local Phone Number	564-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Stable Road Acquisition Corp.
Class A Common Stock, par value of $0.00001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	MNTS
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $10.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $10.00 per share
Trading Symbol	MNTSW
Security Exchange Name	NASDAQ